GENERAL INFORMATION	6 Months Ended
Jun. 30, 2025
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON”, the “Company” and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in
Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda.
VEON’s headquarters and the principal place of business are currently located at Unit 1703 Index Tower (East Tower), Dubai
(DIFC), the United Arab Emirates.
VEON generates revenue from the provision of voice, data, digital and other telecommunication services through a range of wireless, fixed and broadband internet services, as well as selling equipment, infrastructure and accessories.
The interim condensed consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these notes, U.S. dollar amounts are presented in millions, except for share and per share (or American Depository Shares
(“ADS”)) amounts and as otherwise indicated.
VEON’s ADSs and common shares are listed on the Nasdaq Capital Market (“Nasdaq”).
Due to the ongoing war in Ukraine, material uncertainties have been identified that may cast significant doubt on the Company’s ability to continue as a going concern which are discussed in detail in Note 16 - Basis of Preparation of the Interim condensed consolidated financial statements of these interim condensed consolidated financial statements.
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2024 as included in the Annual Report on the Form 20-F filed on April 25,
2025. Certain information included in these interim condensed consolidated financial statements was derived from the 2024
Form 20-F.
Major developments during the six-month period ended June 30, 2025
VEON sale of its Pakistan tower portfolio to Engro Corp
On December 5, 2024, VEON announced that it is entering into a strategic partnership with Engro Corporation Limited (“Engro
Corp”) with respect to the pooling and management of its infrastructure assets, starting in Pakistan. Under the partnership,
VEON's infrastructure assets under Deodar (Private) Limited (“Deodar”), a wholly owned subsidiary of VEON, will vest into
Engro Corp via a scheme of arrangement upon completion of conditions under the partnership which primarily include receipt of regulatory approvals from relevant Government authorities in Pakistan. VEON will continue to lease Deodar’s extensive infrastructure for the provision of nationwide mobile voice and data services under a long-term partnership agreement.
On June 3, 2025, upon successful completion of the transaction after all regulatory and other approvals were obtained, control over Deodar was assessed to be transferred to Engro Corp. Refer to Note 5 - Significant transactions of these interim condensed consolidated financial statements for further details.
Appointment of new Chief Financial Officer and equity award
On January 9, 2025, VEON announced the appointment of Burak Ozer as Group Chief Financial Officer (“Group CFO”),
effective January 9, 2025. Burak succeeded Joop Brakenhoff, who continues to serve VEON as an Advisor to the Group CEO.
On April 2, 2025, a service based one-off equity award of 250,000 shares was granted to Burak Ozer under the 2021 Deferred
Share Plan. 50% of the award will vest on March 31, 2026, and the remaining 50% will vest on March 31, 2027.
Business combination agreement with Cohen Circle to list Kyivstar on Nasdaq
On January 13, 2025, VEON and Cohen Circle Acquisition Corp. I (“Cohen Circle”), a special purpose acquisition company, announced the signing of a letter of intent (“LOI”) to enter into a business combination with the aim of indirectly listing Kyivstar on the Nasdaq in the United States. The LOI enabled VEON and Cohen Circle to explore a business combination between VEON
Holdings B.V. and Cohen Circle with the aim of indirectly listing JSC Kyivstar (“Kyivstar”), a wholly owned subsidiary of VEON
Holdings B.V., on Nasdaq. VEON will continue to hold a majority stake in such publicly listed entity.
On March 18, 2025, certain subsidiaries of VEON and Cohen Circle entered into a business combination agreement (the “BCA”).
Pursuant to the terms of the BCA, (a) VEON Amsterdam B.V. will sell VEON Holdings B.V., which includes Kyivstar and its subsidiaries, to Kyivstar Group Ltd., a newly incorporated Bermudan company (“Kyivstar Group”), in exchange for common shares of Kyivstar Group and a loan note equal to the amount of funds held in Cohen Circle’s trust account, as of the time immediately before the closing of the business combination (after taking into account any funds which have been withdrawn from the trust account to pay those shareholders of Cohen Circle who have elected to have their shares redeemed prior to closing) (b)
Cohen Circle will merge with a subsidiary of Kyivstar Group, and Cohen Circle shall survive as a wholly owned subsidiary of
Kyivstar Group. Following the completion of the business combination, it is expected that the common shares and warrants of
Kyivstar Group, the parent company of JSC Kyivstar, are expected to be listed on Nasdaq under the ticker symbols KYIV and
KYIVW, respectively. The Kyivstar Listing is expected to occur in the third quarter of 2025 and is subject to the approval of Cohen
Circle’s shareholders and other customary closing conditions. Following the completion of the business combination, VEON is expected to continue to hold a majority stake in Kyivstar Group.
On April 8, 2025, VEON further announced it had successfully completed the reorganization of VEON Holdings B.V. and finalized its consent solicitation process, first announced on January 13, 2025. The reorganization involved a legal demerger in the
Netherlands, as a result of which VEON Holdings B.V. is now holds only JSC Kyivstar, its subsidiaries and related assets.
VEON’s other core businesses have been transferred to newly formed Dutch entities.
On June 5, 2025, VEON announced the public filing of a registration statement on Form F-4 (“Registration Statement”) with the U.S. Securities and Exchange Commission (“SEC”) in connection with the listing of Kyivstar Group on Nasdaq. On the same day, Kyivstar Group announced its unaudited financial and operating results for the first quarter ended March 31, 2025.
For developments after the reporting period, refer to Note 15 - Events after the reporting period of these interim condensed consolidated financial statements.
VEON appoints new members to the Group Executive Committee
On January 16, 2025, VEON announced the additional appointment to its Group Executive Committee (“GEC”) by appointing two operating company Chief Executive Officers ("CEO's"), Aamir Ibrahim, CEO of Jazz and the Chair of Mobilink Bank in
Pakistan, and Yevgen Nastradin, CEO of Beeline Kazakhstan, effective January 1, 2025, in addition to their country CEO responsibilities.
VEON proceeds with Share Buyback Program
VEON’s Board of Directors approved a share buyback program of up to US$100 on July 31, 2024. On March 24, 2025, VEON
commenced the second phase of its previously announced share buyback program with respect to the Company’s ADS. This second phase of the buyback will be in the amount of up to US$35. The second phase of the share buyback program was launched after completion of the US$30 first phase on January 27, 2025.
On June 16, 2025, VEON announced that it would commence the third phase of the share buyback program with respect to
VEON's ADS in the amount of up to US$35 after the successful completion of the second phase on May 21, 2025. Cumulatively, all three phases of the program have resulted in the repurchase of 41,633,300 shares (which is the equivalent to 1,666,532 ADS)
for a cumulative price of US$75. Refer to Note 11 - Issued capital of these interim condensed consolidated financial statements for further discussion.
Unanimous Support from Noteholders Voting in Consent Solicitation
On January 30, 2025, VEON announced, the successful completion of a bond consent solicitation process undertaken by VEON
Holdings (the “VEON Holdings”). Pursuant to this consent solicitation process, VEON secured approval from holders of its 2027 bonds (ISIN: Reg S: XS2824764521/ Rule 144A: XS2824766146) to substitute VEON Holdings with VEON Midco B.V. ("VEON
MidCo") as the Issuer and to make certain other amendments to the terms and conditions of the Issuer’s Senior Unsecured
Notes due November 25, 2027. At the January 30, 2025 meeting, 95.83% of the bonds were represented, and the proposal received unanimous support. VEON MidCo substituted VEON Holdings as the Issuer on April 8, 2025, upon completion of the demerger.
VEON’s Kyivstar Expands Digital Portfolio with Acquisition of Uklon, Ukraine’s Top Ride-Hailing Business
On March 19, 2025, VEON announced its wholly-owned subsidiary Kyivstar signed an agreement to acquire Uklon group
(“Uklon”), a leading Ukrainian ride-hailing and delivery platform. Kyivstar acquired 97% of Uklon shares for a total consideration of US$158 upon the closing of the transaction. Kyivstar also entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon, which may be exercised during the period beginning on the third anniversary of the Moment of
Acquisition of Ownership and ending on the tenth anniversary of the Moment of Acquisition of Ownership. The agreement was subject to customary closing conditions and approvals that were obtained on April 2, 2025 and the acquisition was completed.
Refer to Note 5 - Significant transactions of these interim condensed consolidated financial statements for further discussion.
Sale of stake in Beeline Kyrgyzstan
On March 26, 2024, the Company announced that it signed a share purchase agreement (“Kyrgyzstan SPA”) for the sale of
50.1% indirect stake in Beeline Kyrgyzstan to CG Cell Technologies, which is wholly owned by CG Corp Global. Completion of the sale of VEON’s stake in Beeline Kyrgyzstan, which is held by VIP Kyrgyzstan Holding AG (an indirect subsidiary of the
Company), is subject to customary regulatory approvals and preemption right of the Government of Kyrgyzstan in relation to acquisition of the stake. The Government of Kyrgyzstan expressed its intention to exercise its preemption right in relation to the transaction before the Kyrgyzstan SPA expiration on March 31, 2025 as discussed in Note 5 - Significant transactions and Note 6
- Held for sale of these interim condensed consolidated financial statements. In accordance with applicable law, VEON and the
Government of Kyrgyzstan have entered into negotiations of the terms of the sale of VEON’s stake in Beeline Kyrgyzstan. Given this development, management is still committed to selling its stake in Beeline Kyrgyzstan and negotiations are ongoing. Refer to
Note 15 - Events after the reporting period for further developments
VEON Returns to Capital Markets with Successful Syndication of US$210 Term Loan
On March 27, 2025, VEON announced the successful syndication of a 24-month, US$210 senior unsecured term loan under a new facility agreement from a consortium of international lenders, including Industrial and Commercial Bank of China (“ICBC”)
Standard Bank and leading Gulf Cooperation Council (“GCC”) banks. The facility will bear interest at Term Secured Overnight
Funding Rate (“SOFR”) plus 425 bps. Following the legal demerger of VEON Holding B.V, VEON Midco B.V is the substituted borrower. The facility was fully drawn in early April 2025.
VEON Publishes 2024 Integrated Annual Report
On April 14, 2025, the Company announced the publication of its 2024 Integrated Annual Report (“IAR”), showcasing a year of strong operational and financial performance, and commitment to positive social impact. The IAR also provided the Company’s stakeholders with essential information ahead of the 2025 Annual General Meeting of Shareholders (the “AGM”) held on May 8,
2025, including a summary of some of our key accomplishments during the 2024 reporting period and details of the Company’s corporate governance structure, as well as the Group’s unaudited remuneration report for the year ended December 31, 2024.
Form 20-F 2024 filed with the SEC
The Company filed its Annual Report on Form 20-F for the year ended December 31, 2024 (the “2024 Form 20-F”) with the
SEC on April 25, 2025.
Equity award to GEC Member
On April 28, 2025, a GEC member, was granted a Short Term Incentive (“STI”) equity award of 118,850 common shares under the Deferred Share Plan (“DSP”). The award vested immediately upon grant. Subsequently, on July 10, 2025, the award was modified to be a cash-settled award and settled.
Pakistan Mobile Communication Limited bilateral credit facilities
In April 2025, Pakistan Mobile Communication Limited (“PMCL”) signed and utilized PKR 5 billion (US$18) each from bilateral facilities from Bank Alfalah Limited and Habib Bank Limited, totaling PKR 10 billion (US$36). Each facility has a maturity of 10 years.
In May 2025, PMCL signed and utilized PKR 32 billion (US$113) from three bilateral facilities from Askari Bank Limited, Faysal
Bank Limited and Meezan Bank Limited. Each facility has a maturity of 10 years.
Issuance of PKR Sukuk bond by PMCL
In April 2025, PMCL issued a short-term PKR sukuk bond of PKR 15 billion (US$53) having a maturity of six months.
VEON Shareholders Re-elect Board at 2025 AGM
Following the announcement on March 31, 2025, VEON held its 2025 AGM on May 8, 2025. During the AGM, VEON's shareholders approved the re-election of the seven directors who served on VEON's Board in the previous term. VEON welcomed back its founder Augie K Fabela II, Andrei Gusev, Rt. Hon. Sir Brandon Lewis CBE, Duncan Perry, 70th U.S. Secretary
of State Michael R. Pompeo, Michiel Soeting and VEON Group CEO Kaan Terzioglu to the Board. Following the AGM, the new
Board held its inaugural meeting, and re-elected VEON’s Founder Augie K Fabela II as the Chairman for a second term.
Bangladesh Telecommunications Regulatory Commission Provision Release
In May 2025, VEON has re-assessed the provision for Bangladesh Telecommunications Regulatory Commission (“BTRC”)
claims related to revenue sharing. Based on the regulatory reform and supported by legal opinion, a release of BDT 3.58 billion
(US$29) was recognized in selling, general and administrative expenses.
Approval of the Umbrella Incentive Plan and 2025 Grants to the GEC
In May 2025 the Remuneration Committee approved the VEON Umbrella Incentive Plan (“Umbrella Incentive Plan”). Following
the HQ re-designation this plan will help to establish a flexible, market-aligned framework that consolidates the Performance
Share Award and Deferred Share Award plan rule into a single plan designed to support retention, reward performance, and align with shareholder interests.
Certain GEC members (excluding Omiyinka Doris, refer to discussion below) were granted a long-term incentive award for a total of 8,266,750 common shares under the Umbrella Incentive Plan in May 2025. These awards are subject to a market condition tied to an absolute share price target for a total of shares. These grants have a three-year vesting period with vesting scheduled for December 31, 2027.
Additionally, two rotational GEC members were granted a long-term incentive award for a total of 755,825 common shares on target under the Umbrella Incentive Plan in May 2025. These awards are subject to non-market performance condition scorecards for their respective operating company also with a three-year vesting period ending on December 31, 2027.
Bangladesh Finance Ordinance 2025
On June 2, 2025, the Bangladesh tax authorities enacted the Bangladesh Finance Ordinance 2025. This adopted new legislation includes, amongst others, changes made to the calculation for the minimum taxes and the respective tax accounting treatment for these minimum taxes to be adjustable against future profits and treated as advance tax payments. This change in fiscal policy created a positive/release of selling, general and administrative expense, US$17 impact on our consolidated income statement that was reflected in the six-months period ended June 30, 2025.
Islamabad High Court adverse tax judgement against PMCL Deodar
During the quarter ended June 30, 2025, significant changes occurred in the tax environment relevant to the Deodar tax case. In
May 2025, a new Tax Laws Amendment Ordinance was enacted granting the Federal Board of Revenue (“FBR”) broad enforcement powers; subsequently, in April 2025, an adverse decision concerning another major operator in the telecommunications industry introduced new interpretations regarding the applicability of Section 97, conditions which did not exist as of March 31, 2025. Additionally, an adverse Islamabad High Court ruling related to PMCL Deodar was issued on June
11, 2025.
Following these developments, the Company, in line with its policy under IFRIC 23, initiated a reassessment of its uncertain tax positions. The Company engaged external tax advisors to evaluate the impact of these new facts and circumstances. As a result, management updated its judgment regarding the Deodar tax case, reclassifying the risk from remote to probable, and recognized the related tax exposure as a provision. This reassessment constituted a change in estimate, which has been applied prospectively as required by IAS 8 and IFRIC 23. Subsequently, the Company proactively engaged with the tax authorities, seeking resolution via a composite settlement framework totalling US$158. A provision of US$36 was already existing on PMCL's books, resulting in an additional tax expense of US$122 recognized in the six-month period ended June 30, 2025.
Changes to the GEC
As announced on June 17, 2025, Omiyinka Doris has chosen to step aside from her role as Group General Counsel of the
Company effective July 1, 2025.  Omiyinka will continue as an Advisor to the Group Chief Executive Officer and will remain based in Amsterdam. Omiyinka Doris has voluntarily surrendered, without consideration, all rights to the 2024 grant under the
Long-Term Incentive Plan (“LTIP”) rules. This grant covered 2,055,292 common shares and was subject to a Total Shareholder
Return performance condition, with a three-year vesting period scheduled to conclude on December 31, 2026.
Omiyinka Doris has been granted a one-time, service-based equity award under the Umbrella Plan. The new award, granted
June 17, 2025, comprises 685,000 common shares and will vest as follows: 40% on February 28, 2026, 40% on October 31,
2026, and 20% on January 31, 2027.
Vitaly Shmakov has been appointed as the Acting General Counsel effective July 1, 2025, based out of VEON Headquarters in
DIFC, Dubai.
For other significant investing and financing activities during the six-month period ended June 30, 2025, refer to the sections
"Investing activities of the Group" and "Financing activities of the Group" included here within.